Derivative Instruments and Hedging Activity (Table)	6 Months Ended
Dec. 31, 2013
Derivative instruments and hedging activity
Schedule of information on the location and amounts of derivative fair values in the condensed consolidated balance sheet that are not designated as hedging instruments

	Fair Values of Derivative Instruments
	Derivative Assets(Liabilities)
		Fair Value
	Balance Sheet Location	December 31, 2013	December 31, 2012
		(in thousands)
Derivatives not designated as hedging instruments
Commodity derivative contracts	Current Assts	$—	$—
Commodity derivative contracts	Current Liabilities	—	—
Commodity derivative contracts	Long-term Liabilities	(41,646)	—
Total derivatives not designated as hedging instruments		$(41,646)	$—

Schedule of information on the location and amounts of derivative gains and losses in the condensed consolidated statement of operations for derivative instruments that are not designated as hedging instruments

	Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss)	Amount of Gain (Loss) Recognized in Income on Derivatives for the Six Months Ended
	Recoginized in Income of Derivatives	December 31, 2013	December 31, 2012
		(in thousands)
Derivatives not designated as hedging instruments
Commodity derivative contracts	Unrealized loss on derivatives	$(67)	$—
Total derivatives not designated as hedging instruments		$(67)	$—

Schedule of fair values of derivatives

(in thousands, except prices)	Volume Mmbtus/Bbls	Fair Value Call Option	Fair Value per MMBtu or Barrel	Fair value at October 2, 2013
Natural gas:

Call Options:
Remainder of 2014
2014	9,733	$0.35	$0.35	$3,432
2015	10,696	$0.61	$0.61	$6,541
2016	11,057	$0.71	$0.71	$7,805
2017	11,185	$0.84	$0.84	$9,422
2018	8,252	$1.04	$1.04	$8,588
Total natural gas				$35,787

Oil:
Swaps:
Remainder of 2014	1,566			$5
2014	8,362			$33
2015	5,760			$(14)
2016	3,361			$(24)

Call Options:
Remainder of 2014
2014	106	$5.31	$5.31	$561
2015	114	$10.91	$10.91	$1,244
2016	132	$11.75	$11.75	$1,549
2017	120	$12.23	$12.23	$1,467
2018	79	$13.07	$13.07	$1,038
Total oil				$5,859
Total oil and natural gas derivatives				$41,646

Commodity derivative contracts | Natural gas derivatives
Derivative instruments and hedging activity
Schedule of derivative transactions outstanding with the associated notional volumes and weighted average underlying hedge prices

As of December 31, 2013, the following natural gas derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Base Fixed Price	Floor (long)	Short Put	Call (Long)	Ceiling (Short)
		In MMcf
2013	Call Option	7,233	417,772	$3.65	$—	$—	$—	$—
2014	Call Option	10,000	9,733,236	$3.90	$—	$—	$—	$—
2015	Call Option	15,000	10,696,392	$3.70	$—	$—	$—	$—
2016	Call Option	20,000	11,056,752	$3.65	$—	$—	$—	$—
2017	Call Option	25,000	11,184,600	$3.55	$—	$—	$—	$—
2018	Call Option	25,000	8,252,340	$3.45	$—	$—	$—	$—

Commodity derivative contracts | Crude oil derivatives
Derivative instruments and hedging activity
Schedule of derivative transactions outstanding with the associated notional volumes and weighted average underlying hedge prices

As of December 31, 2013, the following crude derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Base Fixed Price	Floor (long)	Short Put	Call (Long)	Ceiling (Short)
		In Bbls
2013	Float Price Swap	26	1,566	$92.00	$—	$—	$—	$—
2014	Float Price Swap	23	8,268	$92.00	$—	$—	$—	$—
2015	Float Price Swap	15	5,532	$92.00	$—	$—	$—	$—
2016	Float Price Swap	8	2,900	$92.00	$—	$—	$—	$—

2013	Call Option	88	5,306	$90.00	$—	$—	$—	$—
2014	Call Option	289	105,624	$90.00	$—	$—	$—	$—
2015	Call Option	312	113,952	$80.00	$—	$—	$—	$—
2016	Call Option	361	131,796	$80.00	$—	$—	$—	$—
2017	Call Option	328	119,868	$80.00	$—	$—	$—	$—
2018	Call Option	218	79,452	$80.00	$—	$—	$—	$—